Related Parties - Schedule of Related Parties (Details) - USD ($)		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Due to related parties
Due to related parties		$ 6,877		$ 63,222
Borrowing
Repayment			(25,435)
Loan made to related parties Borrowing
Loan made to related parties Repayment		38,901
Dingxin Sun [Member]
Due from related parties
Due from related parties		158		40,154
Due to related parties
Borrowing	[1]
Repayment	[1]		(25,435)
Loan made to related parties Borrowing	[1]
Loan made to related parties Repayment	[1]	38,901
Related Party [Member]
Due from related parties
Due from related parties		158		40,154
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due to related parties
Due to related parties		6,877		$ 63,222
Transactions with related parties	[2]	$ 27,518	$ 27,797
Nature	[2]	Office Rental

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.